Segment Reporting - Transactions with Major Customers (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Sales to each customer and its percentage of total revenue
Total revenue	$ 472,683	$ 457,266	$ 440,718	$ 429,126	$ 463,391	$ 464,031	$ 459,476	$ 450,234	$ 1,799,793	$ 1,837,132	$ 1,807,977
Hughes Business
Sales to each customer and its percentage of total revenue
Total revenue									1,389,152	1,344,945	1,325,887
EchoStar Satellite Services Business
Sales to each customer and its percentage of total revenue
Total revenue									406,970	489,842	481,579
DISH Network
Sales to each customer and its percentage of total revenue
Total revenue									$ 458,387	$ 529,605	$ 519,928
DISH Network | Revenue
Sales to each customer and its percentage of total revenue
Percentage of total revenue									25.50%	28.80%	28.80%
All other
Sales to each customer and its percentage of total revenue
Total revenue									$ 1,341,406	$ 1,307,527	$ 1,288,049
All other | Revenue
Sales to each customer and its percentage of total revenue
Percentage of total revenue									74.50%	71.20%	71.20%
Operating segments | Hughes Business
Sales to each customer and its percentage of total revenue
Total revenue									$ 1,392,361	$ 1,347,340	$ 1,327,718
Operating segments | EchoStar Satellite Services Business
Sales to each customer and its percentage of total revenue
Total revenue									407,660	490,591	484,455
Operating segments | DISH Network | Hughes Business
Sales to each customer and its percentage of total revenue
Total revenue									107,300	105,181	112,692
Operating segments | DISH Network | EchoStar Satellite Services Business
Sales to each customer and its percentage of total revenue
Total revenue									349,549	423,465	407,236
All Other and Eliminations | DISH Network
Sales to each customer and its percentage of total revenue
Total revenue									$ 1,538	$ 959	$ 0